                     THE SELECT SECTOR SPDR(R) SERIES TRUST

                       Supplement dated April 24, 2002 To
           Statement of Additional Information dated January 28, 2002

The following is a complete list of the anticipated constituent holdings for each Select Sector SPDR Fund as of the open of the Exchange on June 24, 2002:

CONSUMER DISCRETIONARY SELECT SECTOR INDEX*

                                                                              MARKET
COMPANY NAME                             MARKET CAP  A/O 3/31/02              WEIGHT
American Greetings Corp                      1,185,019,550.00                  0.08%

AOL Time Warner Inc                        104,468,562,400.00                  7.43%

Autozone Inc                                 7,293,278,900.00                  0.52%

Bed Bath and Beyond Inc                      9,775,772,820.00                  0.70%

Best Buy Co Inc                             16,654,195,600.00                  1.18%

Big Lots Inc                                 1,618,278,900.00                  0.12%

Black and Decker Corp                        3,668,015,730.00                  0.26%

Brunswick Corp                               2,375,836,720.00                  0.17%

Carnival Corp                               19,133,057,320.00                  1.36%

Centex Corp                                  3,242,958,780.00                  0.23%

Circuit City Stores Circuit City Group       3,683,943,300.00                  0.26%

Clear Channel Communications Inc            30,479,640,000.00                  2.17%

Comcast Corp                                29,576,246,400.00                  2.10%

Cooper Tire and Rubber Co                    1,576,307,280.00                  0.11%

Costco Wholesale Corporation                18,142,082,100.00                  1.29%

Dana Corp                                    3,045,685,000.00                  0.22%

Darden Restaurants Inc                       4,647,440,800.00                  0.33%

Delphi Corp                                  8,891,024,670.00                  0.63%

Dillards Inc                                 2,016,597,990.00                  0.14%

Dollar General Corp                          5,374,444,320.00                  0.38%

Dow Jones And Company Inc                    4,794,917,590.00                  0.34%

Eastman Kodak Co                             9,050,419,000.00                  0.64%

Family Dollar Stores Inc                     5,758,360,400.00                  0.41%

Federated Department Stores Inc              7,856,799,240.00                  0.56%

Ford Motor Company                          29,155,103,600.00                  2.07%

Fortune Brands Inc                           7,352,183,720.00                  0.52%

Gannett Inc                                 19,943,355,600.00                  1.42%

Gap Inc                                     12,972,720,000.00                  0.92%

General Motors Corp                         33,513,556,320.00                  2.38%

Goodyear Tire and Rubber Co                  4,111,052,400.00                  0.29%

Harley Davidson Inc                         16,613,987,040.00                  1.18%

Harrahs Entertainment Inc                    4,909,406,250.00                  0.35%

Hasbro Inc                                   2,701,841,280.00                  0.19%

Hilton Hotels Corp                           5,255,139,000.00                  0.37%

Home Depot Inc                             115,432,780,620.00                  8.21%

International Game Technology                5,536,531,860.00                  0.39%

Interpublic Group of Companies Inc          12,756,611,640.00                  0.91%

JC Penney Company Inc                        5,392,317,280.00                  0.38%

Johnson Controls Inc                         7,721,352,770.00                  0.55%

Jones Apparel Group Inc                      4,393,574,180.00                  0.31%

KB HOME                                      2,212,614,370.00                  0.16%

Knight Ridder Inc                            5,705,506,500.00                  0.41%

Kohls Corp                                  24,116,760,000.00                  1.72%

Leggett and Platt Inc                        4,910,135,160.00                  0.35%

Limited Inc                                  9,178,649,250.00                  0.65%

Liz Claiborne Inc                            2,998,713,000.00                  0.21%

Lowes Companies Inc                         33,837,652,900.00                  2.41%

Marriott International Inc                  10,629,671,910.00                  0.76%

Mattel Inc                                   9,085,811,500.00                  0.65%

May Department Stores Co                    10,279,720,770.00                  0.73%

Maytag Corp                                  3,373,645,950.00                  0.24%

McDonalds Corp                              35,915,249,480.00                  2.55%

McGraw Hill Co Inc                          12,992,088,570.00                  0.92%

Meredith Corp                                2,079,241,890.00                  0.15%

New York Times Co                            7,130,717,230.00                  0.51%

Newell Rubbermaid Inc                        8,554,145,000.00                  0.61%

Nike Inc                                    16,349,586,000.00                  1.16%

Nordstrom Inc                                3,258,049,920.00                  0.23%

Office Depot Inc                             6,237,772,640.00                  0.44%

Omnicom Group Inc                           17,458,655,060.00                  1.24%

Pulte Homes Inc                              2,918,790,910.00                  0.21%

RadioShack Corp                              5,377,200,000.00                  0.38%

Reebok International Ltd                     1,587,408,900.00                  0.11%

Sears Roebuck and Co                        16,274,968,200.00                  1.16%

Sherwin Williams Co                          4,417,098,400.00                  0.31%

Snap On Inc                                  1,938,525,480.00                  0.14%

Stanley Works                                3,930,742,200.00                  0.28%

Staples Inc                                  9,269,249,280.00                  0.66%

Starbucks Corp                               8,973,496,330.00                  0.64%

Starwood Hotels and Resorts Worldwide        7,372,082,720.00                  0.52%

Target Corporation                          38,747,660,960.00                  2.76%

Tiffany and Co                               5,242,373,460.00                  0.37%

TJX Companies Inc                           10,702,278,360.00                  0.76%

TMP Worldwide Inc                            3,741,045,840.00                  0.27%

Toys R Us Holding Co                         3,562,472,430.00                  0.25%

Tribune Co                                  13,360,545,900.00                  0.95%

Tricon Global Restaurants Inc                8,714,537,500.00                  0.62%

TRW Inc                                      6,521,852,480.00                  0.46%

Tupperware Corp                              1,332,156,240.00                  0.09%

Univision Communications Inc                 8,655,584,400.00                  0.62%

VF Corporation                               4,880,460,600.00                  0.35%

Viacom Inc                                  86,166,542,010.00                  6.13%

Visteon Corp                                 2,104,107,240.00                  0.15%

Wal-Mart Stores Inc                        276,339,456,000.00                 19.66%

Walt Disney Co                              46,680,561,270.00                  3.32%

Wendys International Inc                     3,639,140,400.00                  0.26%

Whirlpool Corp                               5,019,466,140.00                  0.36%

Totals:                                  1,405,844,589,120.00                100.00%

* Does not reflect Diversified Index Weights (See "Construction and Maintenance Standards for the Select Sector Index" in the SAI.

CONSUMER STAPLES SELECT SECTOR INDEX*

                                                                              MARKET
COMPANY NAME                             MARKET CAP  A/O 3/31/02              WEIGHT
Adolph Coors Co                              2,388,976,800.00                  0.25%

Alberto Culver Co                            3,120,713,820.00                  0.33%

Albertsons Inc                              13,330,965,480.00                  1.42%

Anheuser Busch Companies Inc                46,627,187,990.00                  4.98%

Archer Daniels Midland Co                    9,163,994,000.00                  0.98%

Avon Products Inc                           12,839,372,250.00                  1.37%

Brown Forman Corp                            5,029,411,200.00                  0.54%

Campbell Soup Co                            10,974,871,770.00                  1.17%

Clorox Co                                   10,197,559,800.00                  1.09%

Coca Cola Co                               129,900,900,200.00                 13.86%

Coca Cola Enterprises Inc                    8,276,611,400.00                  0.88%

Colgate Palmolive Co                        31,618,786,650.00                  3.37%

ConAgra Foods Inc                           12,865,676,550.00                  1.37%

CVS Corp                                    13,196,775,680.00                  1.41%

General Mills Inc                           17,854,886,400.00                  1.91%

Gillette Co                                 35,775,687,000.00                  3.82%

Hershey Foods Corp                           9,356,147,840.00                  1.00%

HJ Heinz Co                                 14,509,406,700.00                  1.55%

Kellogg Co                                  13,580,363,160.00                  1.45%

Kimberly Clark Corp                         33,678,061,890.00                  3.59%

Kroger Co                                   17,849,343,700.00                  1.90%

Pepsi Bottling Group Inc                     7,429,107,840.00                  0.79%

Pepsico Inc                                 89,316,773,700.00                  9.53%

Philip Morris Companies Inc                116,113,131,460.00                 12.39%

Procter and Gamble Co                      116,678,612,820.00                 12.45%

Safeway Inc                                 22,309,455,000.00                  2.38%

Sara Lee Corp                               16,477,524,160.00                  1.76%

Supervalu Inc                                3,335,483,470.00                  0.36%

Sysco Corp                                  19,648,412,840.00                  2.10%

Unilever NV                                 32,465,516,800.00                  3.46%

UST Inc                                      6,480,974,500.00                  0.69%

Walgreen Co                                 40,158,665,700.00                  4.29%

Winn Dixie Stores Inc                        2,278,493,810.00                  0.24%

Wm Wrigley Jr Co                            12,151,320,350.00                  1.30%

Totals:                                    936,979,172,730.00                100.00%

* Does not reflect Diversified Index Weights (See "Construction and Maintenance Standards for the Select Sector Index" in the SAI.

ENERGY SELECT SECTOR INDEX*

                                                                              MARKET
COMPANY NAME                             MARKET CAP  A/O 3/31/02              WEIGHT
Amerada Hess Corp                            7,072,379,820.00                  0.98%

Anadarko Petroleum Corp                     14,184,181,160.00                  1.96%

Apache Corp                                  7,890,957,960.00                  1.09%

Ashland Inc                                  3,160,900,800.00                  0.44%

Baker Hughes Inc                            12,830,425,000.00                  1.77%

Burlington Resources Inc                     8,132,027,200.00                  1.12%

ChevronTexaco Corp                          96,544,857,000.00                 13.34%

Conoco Inc                                  18,212,700,600.00                  2.52%

Devon Energy Corp                            7,578,906,770.00                  1.05%

EOG Resources Inc                            4,696,693,610.00                  0.65%

Exxon Mobil Corp                           300,641,293,500.00                 41.54%

Halliburton Co                               7,354,953,930.00                  1.02%

Kerr McGee Corp                              6,283,665,920.00                  0.87%

Marathon Oil Corp                            8,907,424,470.00                  1.23%

Nabors Industries Inc                        5,961,703,040.00                  0.82%

Noble Drilling Corp                          5,465,594,540.00                  0.76%

Occidental Petroleum Corp                   10,781,865,120.00                  1.49%

Phillips Petroleum Co                       23,902,443,200.00                  3.30%

Rowan Companies Inc                          2,167,245,680.00                  0.30%

Royal Dutch Petroleum                      114,908,021,300.00                 15.88%

Schlumberger Ltd                            33,957,528,550.00                  4.69%

Sunoco Inc                                   3,066,729,380.00                  0.42%

Transocean Sedco Forex Inc                  10,631,046,200.00                  1.47%

Unocal Corporation Delaware                  9,476,610,440.00                  1.31%

Totals:                                    723,810,155,190.00                100.00%

* Does not reflect Diversified Index Weights (See "Construction and Maintenance Standards for the Select Sector Index" in the SAI.

FINANCIAL SELECT SECTOR INDEX*

                                                                              MARKET
COMPANY NAME                             MARKET CAP  A/O 3/31/02              WEIGHT
Ace Ltd                                     10,619,681,160.00                  0.54%

Aflac Inc                                   15,351,856,800.00                  0.79%

Allstate Corp                               26,667,172,400.00                  1.37%

Ambac Financial Group Inc                    6,121,969,330.00                  0.31%

American Express Co                         54,956,521,800.00                  2.81%

American International Group Inc           188,856,106,910.00                  9.67%

Amsouth Bancorporation                       8,093,790,410.00                  0.41%

AON Corp                                     9,411,861,280.00                  0.48%

Bank of America Corp                       108,244,278,400.00                  5.54%

Bank of New York                            31,866,797,280.00                  1.63%

Bank One Corp                               49,000,902,340.00                  2.51%

BB & T Corp                                 17,749,116,000.00                  0.91%

Bear Stearns Companies Inc                   6,205,863,950.00                  0.32%

Capital One Financial Corp                  13,734,618,240.00                  0.70%

Charles Schwab Corp                         17,916,833,940.00                  0.92%

Charter One Financial Inc                    7,034,956,700.00                  0.36%

Chubb Corp                                  12,240,233,190.00                  0.63%

Cincinnati Financial Corp                    6,892,357,090.00                  0.35%

Citigroup Inc                              257,240,700,000.00                 13.17%

Comerica Inc                                11,279,713,880.00                  0.58%

Conseco Inc                                  1,216,903,960.00                  0.06%

Countrywide Credit Industries                5,461,129,000.00                  0.28%

Equity Office Properties Trust              12,463,136,640.00                  0.64%

Equity Residential Properties Trust          7,866,740,000.00                  0.40%

Fannie Mae                                  80,019,900,000.00                  4.10%

Fifth Third Bancorp                         39,689,711,040.00                  2.03%

FleetBoston Financial Corp                  36,927,273,540.00                  1.89%

Franklin Resources Inc                      11,025,261,480.00                  0.56%

Freddie Mac                                 44,133,930,680.00                  2.26%

Golden West Financial Corp                  10,024,568,400.00                  0.51%

Hartford Financial Services Group           16,514,853,280.00                  0.85%

Household International                     26,318,497,500.00                  1.35%

Huntington Bancshares Inc                    5,009,227,100.00                  0.26%

Jefferson Pilot                              7,504,545,760.00                  0.38%

John Hancock Financial Services Inc         11,484,015,300.00                  0.59%

JP Morgan Chase and Co                      70,041,251,500.00                  3.59%

Keycorp                                     11,276,979,470.00                  0.58%

Lehman Brothers Holdings Inc                15,509,494,000.00                  0.79%

Lincoln National Corp                        9,656,266,500.00                  0.49%

Loews Corp                                  11,202,340,500.00                  0.57%

Marsh and Mclennan Companies Inc            30,963,364,560.00                  1.58%

Marshall and Ilsley Corp                     6,716,007,000.00                  0.34%

MBIA Inc                                     8,014,302,000.00                  0.41%

MBNA Corp                                   33,134,280,900.00                 1.70%

Mellon Financial Corporation                18,268,917,700.00                 0.94%

Merrill Lynch and Co Inc                    46,291,721,190.00                 2.37%

Metlife Inc                                 22,612,948,800.00                 1.16%

MGIC Investment Corp                         7,371,181,220.00                  0.38%

Moody's Corp                                 6,199,440,000.00                  0.32%

Morgan Stanley                              62,417,675,880.00                  3.20%

National City Corp                          18,834,078,550.00                  0.96%

Northern Trust Corp                         13,493,486,250.00                  0.69%

Plum Creek Timber Co Inc                     5,449,530,000.00                  0.28%

PNC Financial Services Group Inc            17,983,913,850.00                  0.92%

Progressive Corp                            12,025,280,280.00                  0.62%

Providian Financial Corp                     2,043,505,850.00                  0.10%

Regions Financial Corp                       7,880,345,550.00                  0.40%

SAFECO Corp                                  4,088,320,000.00                  0.21%

SouthTrust Corp                              9,178,652,550.00                  0.47%

St Paul Companies Inc                        9,383,047,440.00                  0.48%

State Street Corp                           18,149,667,900.00                  0.93%

Stilwell Financial Inc                       5,300,973,250.00                  0.27%

Suntrust Banks Inc                          19,448,888,780.00                  1.00%

Synovus Financial Corp                       8,907,801,100.00                  0.46%

T Rowe Price Group Inc                       4,798,731,390.00                  0.25%

Torchmark Corp                               4,990,593,250.00                  0.26%

Union Planters Corp                          6,569,320,320.00                  0.34%

UnumProvident Corp                           6,692,793,100.00                  0.34%

US Bancorp                                  43,284,462,480.00                  2.22%

USA Education Inc                           15,365,027,700.00                  0.79%

Wachovia Corp                               51,019,316,220.00                  2.61%

Washington Mutual                           32,187,203,040.00                  1.65%

Wells Fargo and Co                          84,133,173,040.00                  4.31%

XL Capital Ltd                              12,125,672,400.00                  0.62%

Zions Bancorporation                         5,431,304,000.00                  0.28%

Totals                                   1,953,586,284,290.00                100.00%

* Does not reflect Diversified Index Weights (See "Construction and Maintenance Standards for the Select Sector Index" in the SAI.

HEALTH CARE SELECT SECTOR INDEX*

                                                                              MARKET
COMPANY NAME                             MARKET CAP  A/O 3/31/02              WEIGHT
Abbott Laboratories                         80,802,742,630.00                  5.41%

Aetna Inc                                    5,538,434,400.00                  0.37%

Allergan Inc                                 8,233,975,350.00                  0.55%

AmerisourceBergen Corp                       7,131,539,360.00                  0.48%

Amgen Inc                                   63,758,630,000.00                  4.27%

Applera Corp-Applied Biosystems Group        4,721,268,540.00                  0.32%

Bausch and Lomb Inc                          2,343,062,900.00                  0.16%

Baxter International Inc                    35,184,919,600.00                  2.36%

Becton Dickinson and Co                      9,617,015,980.00                  0.64%

Biogen Inc                                   7,325,586,060.00                  0.49%

Biomet Inc                                   7,217,928,630.00                  0.48%

Boston Scientific Corp                       9,994,789,980.00                  0.67%

Bristol Myers Squibb Co                     76,755,777,190.00                  5.14%

Cardinal Health Inc                         31,735,194,200.00                  2.13%

Chiron Corp                                  8,677,662,900.00                  0.58%

Cigna Corp                                  14,435,220,870.00                  0.97%

CR Bard Inc                                  2,976,866,250.00                  0.20%

Eli Lilly and Company                       85,177,629,360.00                  5.70%

Forest Laboratories Inc                     14,461,393,700.00                  0.97%

Genzyme Corp                                 9,202,636,930.00                  0.62%

Guidant Corp                                13,133,733,700.00                  0.88%

HCA Inc                                     22,341,741,120.00                  1.50%

Health Management Associates Inc             4,960,381,680.00                  0.33%

Healthsouth Corporation                      5,547,122,000.00                  0.37%

Humana Inc                                   2,238,609,190.00                  0.15%

Immunex Corp                                16,681,986,270.00                  1.12%

Johnson and Johnson                        199,812,911,320.00                 13.38%

King Pharmaceuticals Inc                     8,594,663,680.00                  0.58%

Manor Care Inc                               2,388,268,770.00                  0.16%

Mckesson Corp                               10,874,384,820.00                  0.73%

MedImmune Inc                               10,159,123,680.00                  0.68%

Medtronic Inc                               53,933,432,850.00                  3.61%

Merck & Co Inc                             130,591,101,100.00                  8.75%

Pfizer Inc                                 250,965,942,240.00                 16.81%

Pharmacia Corp                              58,428,545,360.00                  3.91%

Quintiles Transnational Corp                 2,100,386,720.00                  0.14%

Schering Plough Corp                        45,679,514,400.00                  3.06%

St Jude Medical Inc                          6,724,128,200.00                  0.45%

Stryker Corp                                11,712,057,700.00                  0.78%

Tenet Healthcare Corp                       21,613,665,780.00                  1.45%

UnitedHealth Group Inc                      23,508,287,400.00                  1.57%

Watson Pharmaceuticals Inc                   3,272,826,320.00                  0.22%

Wellpoint Health Networks Inc                9,108,064,840.00                  0.61%

Wyeth                                       87,043,125,300.00                  5.83%

Zimmer Holdings Inc                          6,552,749,910.00                  0.44%

Totals:                                  1,493,259,029,180.00                100.00%

* Does not reflect Diversified Index Weights (See "Construction and Maintenance Standards for the Select Sector Index" in the SAI.

INDUSTRIAL SELECT SECTOR INDEX*

                                                                              MARKET
COMPANY NAME                             MARKET CAP  A/O 3/31/02              WEIGHT
Allied Waste Industries Inc                  2,666,933,180.00                  0.23%

American Power Conversion Corp               2,758,942,410.00                  0.24%

AMR Corp                                     3,979,028,200.00                  0.34%

Automatic Data Processing Inc               35,541,585,600.00                  3.06%

Avery Dennison Corp                          6,772,016,960.00                  0.58%

Boeing Co                                   39,638,117,720.00                  3.42%

Burlington Northern Santa Fe Corp           11,623,592,750.00                  1.00%

Caterpillar Inc                             19,744,653,050.00                  1.70%

Cendant Corp                                18,756,293,010.00                  1.62%

Cintas Corp                                  8,408,559,510.00                  0.72%

Concord EFS Inc                             16,723,973,430.00                  1.44%

Cooper Industries Inc                        3,883,860,500.00                  0.33%

Crane Co                                     1,613,395,680.00                  0.14%

CSX Corp                                     8,191,948,700.00                  0.71%

Cummins Inc                                  1,914,246,340.00                  0.16%

Convergys Corp                               5,210,370,440.00                  0.45%

Danaher Corp                                10,558,569,800.00                  0.91%

Deere & Co                                  10,901,418,330.00                  0.94%

Delta Air Lines Inc                          3,975,851,440.00                  0.34%

Deluxe Corp                                  2,928,334,410.00                  0.25%

Dover Corp                                   8,305,580,520.00                  0.72%

Eaton Corp                                   5,634,090,000.00                  0.49%

Emerson Electric Co                         24,585,941,760.00                  2.12%

Equifax Inc                                  4,333,271,070.00                  0.37%

FedEx Corporation                           17,321,678,460.00                  1.49%

First Data Corp                             32,980,934,350.00                  2.84%

Fiserv Inc                                   8,734,582,800.00                  0.75%

Fluor Corp                                   3,318,114,780.00                  0.29%

General Dynamics Corp                       19,218,003,400.00                  1.66%

General Electric Co                        372,089,343,500.00                 32.07%

Genuine Parts Co                             6,429,638,790.00                  0.55%

Goodrich Corporation                         3,221,314,050.00                  0.28%

H and R Block Inc                            8,084,430,750.00                  0.70%

Honeywell International Inc                 31,145,138,700.00                  2.68%

Illinois Tool Works Inc                     22,089,155,000.00                  1.90%

IMS Health Inc                               6,513,194,680.00                  0.56%

Ingersoll-Rand Co Ltd                        8,401,129,890.00                  0.72%

ITT Industries Inc                           5,530,053,760.00                  0.48%

Lockheed Martin Corp                        25,782,895,900.00                  2.22%

Masco Corp                                  12,528,488,700.00                  1.08%

McDermott International Inc                    953,002,350.00                  0.08%

Minnesota Mining and Manufacturing          45,858,261,600.00                  3.95%

Molex Inc                                    6,776,870,080.00                  0.58%

Navistar International Corp Holding          2,604,591,990.00                  0.22%

Norfolk Southern Corp                        9,377,387,620.00                  0.81%

Northrop Grumman Corp                       12,299,453,500.00                  1.06%

PACCAR Inc                                   5,599,096,320.00                  0.48%

Pall Corp                                    2,491,696,800.00                  0.21%

Parker Hannifin Corp                         5,797,027,320.00                  0.50%

Paychex Inc                                 14,360,036,800.00                  1.24%

Pitney Bowes Inc                            10,422,106,260.00                  0.90%

Power-One Inc                                  635,531,000.00                  0.05%

Raytheon Co                                 15,851,846,550.00                  1.37%

Robert Half Intl                             5,173,798,500.00                  0.45%

Rockwell Automation Inc                      3,570,293,760.00                  0.31%

Rockwell Collins Inc                         4,679,581,500.00                  0.40%

RR Donnelley and Sons Co                     3,408,800,820.00                  0.29%

Ryder System Inc                             1,790,283,170.00                  0.15%

Sabre Holdings Corp                          6,145,152,160.00                  0.53%

Southwest Airlines Co                       14,722,060,800.00                  1.27%

Textron Inc                                  7,109,263,490.00                  0.61%

Thomas and Betts Corp                        1,232,156,120.00                  0.11%

Tyco International                          65,181,121,350.00                  5.62%

Union Pacific Corp                          15,296,841,480.00                  1.32%

United Technologies Corp                    34,868,336,250.00                  3.01%

US Airways Group Inc                           433,962,620.00                  0.04%

Waste Management Inc                        16,467,246,460.00                  1.42%

WW Grainger Inc                              5,181,512,940.00                  0.45%

Totals:                                  1,160,325,991,930.00                100.00%

* Does not reflect Diversified Index Weights (See "Construction and Maintenance Standards for the Select Sector Index" in the SAI.

MATERIALS SELECT SECTOR INDEX*

                                                                              MARKET
COMPANY NAME                             MARKET CAP  A/O 3/31/02              WEIGHT
Air Products and Chemicals Inc              11,787,291,640.00                  3.89%

Alcan Inc                                   12,676,656,000.00                  4.19%

ALCOA Inc                                   32,030,312,730.00                 10.58%

Allegheny Technologies Inc                   1,317,885,620.00                  0.44%

Ball Corp                                    2,588,487,380.00                  0.85%

Barrick Gold Corp                           10,109,035,440.00                  3.34%

Bemis Company Inc                            2,837,785,000.00                  0.94%

Boise Cascade Corp                           2,100,178,080.00                  0.69%

Dow Chemical Co                             29,924,643,840.00                  9.88%

Du Pont EI de Nemours                       49,587,085,940.00                 16.37%

Eastman Chemical Co                          3,777,471,930.00                  1.25%

Ecolab Inc                                   5,882,056,430.00                  1.94%

Engelhard Corp                               4,004,206,600.00                  1.32%

Freeport McMoran Copper Gold                 2,548,322,100.00                  0.84%

Georgia-Pacific Corp                         6,978,114,900.00                  2.30%

Great Lakes Chemical Corp                    1,422,299,580.00                  0.47%

Hercules Inc                                 1,484,307,360.00                  0.49%

Inco Ltd                                     3,559,049,550.00                  1.18%

International Flavors and Fragrances         3,318,805,000.00                  1.10%

International Paper Co                      20,656,805,600.00                  6.82%

Louisiana Pacific Corp                       1,065,461,400.00                  0.35%

MeadWestvaco Corp                            6,560,616,780.00                  2.17%

Newmont Mining Corp                         11,062,426,960.00                  3.65%

Nucor Corp                                   5,070,026,300.00                  1.67%

Pactiv Corporation                           3,138,328,200.00                  1.04%

Phelps Dodge Corp                            3,278,642,000.00                  1.08%

Placer Dome Inc                              4,104,925,000.00                  1.36%

PPG Industries Inc                           9,334,418,800.00                  3.08%

Praxair Inc                                  9,546,447,500.00                  3.15%

Rohm and Haas Co                             9,289,227,750.00                  3.07%

Sealed Air Corp                              3,946,796,500.00                  1.30%

Sigma Aldrich Corp                           3,459,657,600.00                  1.14%

Temple Inland Inc                            2,810,197,320.00                  0.93%

United States Steel Corp                     1,627,827,000.00                  0.54%

Vulcan Materials Co                          4,817,637,760.00                  1.59%

Weyerhaeuser Co                             13,875,243,070.00                  4.58%

Worthington Industries Inc                   1,290,394,000.00                  0.43%

Totals:                                    302,869,074,660.00                100.00%

* Does not reflect Diversified Index Weights (See "Construction and Maintenance Standards for the Select Sector Index" in the SAI.

TECHNOLOGY SELECT SECTOR INDEX*

                                                                              MARKET
COMPANY NAME                             MARKET CAP  A/O 3/31/02              WEIGHT
ADC Telecommunications Inc                   3,175,312,000.00                  0.15%

Adobe Systems Inc                            9,206,944,950.00                  0.43%

Advanced Micro Devices Inc                   4,805,153,780.00                  0.22%

Agilent Technologies Inc                    15,417,858,750.00                  0.71%

Alltel Corp                                 17,162,249,340.00                  0.79%

Altera Corp                                  8,289,052,080.00                  0.38%

Analog Devices Inc                          16,056,300,330.00                  0.74%

Andrew Corp                                  1,353,829,680.00                  0.06%

Apple Computer Inc                           8,293,899,010.00                  0.38%

Applied Materials Inc                       42,610,254,970.00                  1.97%

Applied Micro Circuits Corp                  2,331,897,550.00                  0.11%

AT and T Corp                               54,662,578,950.00                  2.52%

AT&T Wireless Services Inc                  23,513,150,700.00                  1.09%

Autodesk Inc                                 2,524,636,000.00                  0.12%

Avaya Inc                                    2,663,570,800.00                  0.12%

Bellsouth Corp                              69,307,683,300.00                  3.20%

BMC Software Inc                             4,600,889,450.00                  0.21%

Broadcom Corporation                         9,162,802,670.00                  0.42%

CenturyTel Inc                               4,714,251,230.00                  0.22%

CIENA Corporation                            2,652,851,100.00                  0.12%

Cisco Systems Inc                          119,852,462,080.00                  5.53%

Citizens Communications Co                   2,996,802,500.00                  0.14%

Citrix Systems Inc                           3,268,170,380.00                  0.15%

Compaq Computer Corp                        18,062,400,000.00                  0.83%

Computer Associates International           11,987,509,080.00                  0.55%

Computer Sciences Corp                       8,615,769,600.00                  0.40%

Compuware Corp                               4,656,110,950.00                  0.21%

Comverse Technology Inc                      2,460,164,350.00                  0.11%

Conexant Systems Inc                         3,093,340,800.00                  0.14%

Corning Inc                                  6,879,017,600.00                  0.32%

Dell Computer Corp                          67,651,650,000.00                  3.12%

Electronic Data Systems Corp                27,563,633,370.00                  1.27%

EMC Corp                                    24,681,394,100.00                  1.14%

Gateway Inc                                  1,998,913,410.00                  0.09%

Hewlett-Packard Co                          34,498,518,070.00                  1.59%

Intel Corp                                 204,111,920,000.00                  9.42%

International Business Machines            178,103,956,380.00                  8.22%

Intuit Inc                                   8,112,034,740.00                  0.37%

Jabil Circuit Inc                            4,503,020,200.00                  0.21%

JDS Uniphase Corp                            7,560,227,840.00                  0.35%

KLA-Tencor Corp                             12,031,699,200.00                  0.56%

Lexmark International Inc                    7,317,193,390.00                  0.34%

Linear Technology Corp                      13,709,390,400.00                  0.63%

LSI Logic Corp                               6,199,883,300.00                  0.29%

Lucent Technologies Inc                     14,855,928,500.00                  0.69%

Maxim Integrated Products Inc               17,787,660,190.00                  0.82%

Mercury Interactive Corp                     3,103,654,400.00                  0.14%

Micron Technology Inc                       19,807,326,000.00                  0.91%

Microsoft Corp                             321,880,795,680.00                 14.86%

Millipore Corp                               2,103,167,250.00                  0.10%

Motorola Inc                                30,603,856,250.00                  1.41%

National Semiconductor Corp                  5,844,553,400.00                  0.27%

NCR Corp                                     4,309,263,480.00                  0.20%

Network Appliance Corp                       6,727,218,550.00                  0.31%

Nextel Communications Inc                    4,031,450,350.00                  0.19%

Nortel Networks Corp                        13,523,635,660.00                  0.62%

Novell Inc                                   1,352,632,280.00                  0.06%

Novellus Systems Inc                         7,466,763,600.00                  0.34%

NVIDIA Corporation                           6,578,117,000.00                  0.30%

Oracle Corporation                          69,429,345,510.00                  3.21%

Palm Inc                                     2,258,060,190.00                  0.10%

Parametric Technology Corp                   1,583,333,010.00                  0.07%

PeopleSoft Inc                              10,724,803,750.00                  0.50%

PerkinElmer Inc                              2,206,500,360.00                  0.10%

PMC Sierra Inc                               2,557,089,200.00                  0.12%

QLogic Corp                                  4,492,284,540.00                  0.21%

QUALCOMM Inc                                29,052,349,200.00                  1.34%

Qwest Communications Intl Inc               13,286,269,080.00                  0.61%

Rational Software Corp                       2,976,141,520.00                  0.14%

Sanmina-SCI Corp                             5,856,211,200.00                  0.27%

Sapient Corp                                   602,641,800.00                  0.03%

SBC Communications Inc                     126,203,553,000.00                  5.83%

Scientific Atlanta Inc                       3,549,442,080.00                  0.16%

Siebel Systems Inc                          14,864,970,450.00                  0.69%

Solectron Corp                               5,744,235,000.00                  0.27%

Sprint Corp                                 13,072,875,000.00                  0.60%

Sprint Corp PCS Group                        9,946,482,960.00                  0.46%

Sun Microsystems Inc                        28,163,801,400.00                  1.30%

Symbol Technologies Inc                      2,546,492,750.00                  0.12%

Tektronix Inc                                2,144,543,310.00                  0.10%

Tellabs Inc                                  4,243,344,750.00                  0.20%

Teradyne Inc                                 6,862,344,000.00                  0.32%

Texas Instruments Inc                       57,556,621,200.00                  2.66%

Thermo Electron Corp                         3,689,163,250.00                  0.17%

Unisys Corp                                  4,082,850,000.00                  0.19%

Veritas Software Corp                       16,985,116,120.00                  0.78%

Verizon Communications                     123,643,379,700.00                  5.71%

Vitesse Semiconductor Corp                   1,830,175,320.00                  0.08%

Waters Corporation                           3,648,123,560.00                  0.17%

WorldCom Inc-WorldCom Group                 18,256,798,380.00                  0.84%

Xerox Corp                                   7,725,471,240.00                  0.36%

Xilinx Inc                                  13,169,042,250.00                  0.61%

Yahoo! Inc                                  10,381,345,800.00                  0.48%

Totals:                                  2,165,731,571,850.00                100.00%

* Does not reflect Diversified Index Weights (See "Construction and Maintenance Standards for the Select Sector Index" in the SAI.

UTILITIES SELECT SECTOR INDEX*

                                                                              MARKET
COMPANY NAME                             MARKET CAP  A/O 3/31/02              WEIGHT
AES Corp                                     4,850,791,400.00                  1.45%

Allegheny Energy Inc                         5,095,746,750.00                  1.52%

Ameren Corp                                  5,811,819,290.00                  1.74%

American Electric Power Co Inc              14,822,810,000.00                  4.44%

Calpine Corp                                 3,944,708,560.00                  1.18%

CINergy Corp                                 5,880,793,050.00                  1.76%

CMS Energy Corp                              2,942,847,400.00                  0.88%

Consolidated Edison Inc                      8,920,321,110.00                  2.67%

Constellation Energy Group Inc               5,032,383,920.00                  1.51%

Dominion Resources Inc                      17,142,357,960.00                  5.13%

DTE Energy Holding Co                        7,337,231,720.00                  2.20%

Duke Energy Corp                            31,058,840,800.00                  9.29%

Dynegy Inc (Holding Co)                     10,352,250,720.00                  3.10%

Edison International                         5,437,785,590.00                  1.63%

El Paso Corp                                23,142,739,900.00                  6.93%

Entergy Corp                                 9,506,887,390.00                  2.84%

Exelon Corp                                 16,955,563,400.00                  5.07%

FirstEnergy Corp                            10,195,981,560.00                  3.05%

FPL Group Inc                               10,420,238,250.00                  3.12%

Keyspan Corp                                 4,993,151,500.00                  1.49%

Kinder Morgan Inc                            5,963,507,000.00                  1.78%

Mirant Corp                                  5,810,773,500.00                  1.74%

Nicor Inc                                    2,020,809,600.00                  0.60%

NiSource Inc                                 4,801,665,700.00                  1.44%

Peoples Energy Corp                          1,411,032,980.00                  0.42%

PG and E Corp                                9,038,582,600.00                  2.70%

Pinnacle West Capital Corp                   3,800,470,700.00                  1.14%

PPL Corporation                              5,702,000,900.00                  1.71%

Progress Energy Inc                         11,057,256,450.00                  3.31%

Public Service Enterprise Group Inc          9,406,842,300.00                  2.82%

Reliant Energy Inc                           7,707,177,500.00                  2.31%

Sempra Energy                                5,136,388,840.00                  1.54%

Southern Co                                 18,532,192,460.00                  5.55%

Teco Energy Inc                              4,005,678,240.00                  1.20%

TXU Corp                                    14,421,603,200.00                  4.32%

Williams Companies Inc                      12,115,961,760.00                  3.63%

Xcel Energy Inc                              9,390,118,920.00                  2.81%

Totals:                                    334,167,312,920.00                100.00%

* Does not reflect Diversified Index Weights (See "Construction and Maintenance Standards for the Select Sector Index" in the SAI.